Business Combination (Details) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 04, 2021	Jan. 02, 2021	Mar. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2021
Business Combination (Details) [Line Items]
Shares issued	$ 43,700
Per share value (in Shares)	7.5
Consideration percentage	51.00%
Profit and loss				$ (5,491,654)	$ (3,142,255)	$ 60,077
Revenue				$ 35,153,190	$ 37,648,782	$ 38,571,080
Equity interest percentage							100.00%
Handshake Networking Ltd [Member]
Business Combination (Details) [Line Items]
Profit and loss		$ 5,603,766	$ 484,318
Net income			$ 39,787
Revenue		$ 35,228,807